Income taxes - Deferred Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss and tax credit carryforwards	€ 2,522	€ 3,566
Prepaid expense and other current assets	2,458	1,285
Property and Equipment	537	372
Deferred rent	1,429	882
Accrued expenses and other current liabilities	473	51
Accounts payable, other	0	5
Other	731	26
Total deferred tax assets	8,150	6,187
Less valuation allowance	(348)	(3,550)
Net deferred tax assets	7,802	2,637
Deferred tax liabilities:
Intangible assets, net	53,981	54,972
Property and equipment	2,059	812
Accrued expenses and other current liabilities	67	0
Other	0	9
Total deferred tax liabilities	56,107	55,793
Net deferred tax asset/(liability)	(48,305)	(53,156)
Net operating loss carryforwards	2,500	€ 3,200
Decrease in NOL	(1,100)
Decrease in tax-effected valuation allowance	3,500
Decrease in tax-effected valuation allowance, related to tax losses from IPO	3,200
Decrease in tax-effected valuation allowance, utilization of previously unrecognized losses	300
Undistributed earnings of foreign subsidiaries (less than)	€ 100